Commitments and Contingencies - Schedule of Future Minimum Payments under Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 5.5
2015	4.2
2016	4.0
2017	2.4
2018	1.2
Thereafter	4.0
Total future minimum payments under operating leases	$ 21.3